Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Financial Instruments
Amounts related to cumulative basis adjustments for fair value hedges

($ in millions)
At December 31:	2021	2020
Short-term debt
Carrying amount of the hedged item	$(227)	$(1,302)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	(2)	(2)
Long-term debt
Carrying amount of the hedged item	(508)	(2,097)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)*	(309)	(424)

* Includes ($302) million and ($353) million of hedging adjustments on discontinued hedging relationships at December 31, 2021 and 2020, respectively.

Effect of derivative instruments in the consolidated income statement

($ in millions)
						Gains/(Losses) of
	Total					Total Hedge Activity
For the year ended December 31:	2021	2020		2019		2021	2020	2019
Cost of services	$19,147	$17,689		$19,009		$43	$23	$68
Cost of sales	6,184	6,048	*	6,467	*	(16)	2	51
Cost of financing	534	577	*	704	*	1	12	(42)
SG&A expense	18,745	20,561		18,724		176	141	267
Other (income) and expense	873	802		(1,012)		(205)	101	(15)
Interest expense	1,155	1,288		1,344		3	35	(93)

* Reclassifed to conform to 2021 presentation.

($ in millions)
	Gain/(Loss) Recognized in Consolidated Income Statement
	Consolidated	Recognized on			Attributable to Risk
	Income Statement	Derivatives			Being Hedged (2)
For the year ended December 31:	Line Item	2021	2020	2019	2021	2020	2019
Derivative instruments in fair value hedges (1)
Interest rate contracts	Cost of financing	$(1)	$20	$44	$18	$4	$(32)
	Interest expense	(2)	58	98	53	11	(71)
Derivative instruments not designated as hedging instruments
Foreign exchange contracts	Other (income) and expense	(48)	1	(53)	N/A	N/A	N/A
Equity contracts	SG&A expense	201	142	214	N/A	N/A	N/A
Total		$150	$220	$302	$71	$14	$(103)

($ in millions)
	Gain/(Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
				Consolidated	Reclassified			Amounts Excluded from
For the year ended	Recognized in OCI			Income Statement	from AOCI			Effectiveness Testing (3)
December 31:	2021	2020	2019	Line Item	2021	2020	2019	2021	2020	2019
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$(168)	Cost of financing	$(4)	$(5)	$(3)	$—	$—	$—
				Interest expense	(13)	(13)	(8)	—	—	—
Foreign exchange contracts	344	(349)	(521)	Cost of services	43	23	68	—	—	—
				Cost of sales	(16)	2	51	—	—	—
				Cost of financing	(18)	(23)	(86)	—	—	—
				SG&A expense	(24)	0	53	—	—	—
				Other (income) and expense	(157)	101	39	—	—	—
				Interest expense	(52)	(65)	(190)	—	—	—
Instruments in net investment hedges (4)
Foreign exchange contracts	1,644	(2,127)	(95)	Cost of financing	—	—	—	6	16	35
				Interest expense	—	—	—	17	45	77
Total	$1,989	$(2,477)	$(784)		$(243)	$21	$(75)	$23	$60	$112

(1)

The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2)

The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3)	The company’s policy is to recognize all fair value changes in amounts excluded from effectiveness testing in net income each period.
(4)	Instruments in net investment hedges include derivative and non-derivative instruments with the amounts recognized in OCI providing an offset to the translation of foreign subsidiaries.

N/A–Not applicable